Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 100,506		R$ 87,493
Liabilities	(4,503)		(1,076,419)
Sales (purchase)	142,309	R$ 159,432
Dividends and interest on own capital payable	1,992		2,200,917
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	97,477		83,545
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,029		3,948
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(4,503)		(1,457)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(1,074,962)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	7		4
Liabilities			(1,074,983)
Sales (purchase)	(336)	43
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	7		4
Liabilities			(630,387)
Sales (purchase)	(336)	43
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(336,205)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities			(55,627)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(52,764)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	100,499		87,489
Liabilities	(4,503)		(1,436)
Sales (purchase)	142,645	159,389
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	119		61
Sales (purchase)	375	417
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3
Sales (purchase)	11	5
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	5	6
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,895		3,860
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	4
Sales (purchase)	8	3
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	97,477		83,343
Liabilities	(4,472)		(1,413)
Sales (purchase)	146,503	163,480
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1		21
Liabilities
Sales (purchase)	(3,730)	(4,122)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets			1
Sales (purchase)	4	5
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(16)		(23)
Sales (purchase)	(1,022)	(892)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(15)
Sales (purchase)	(134)	(134)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets			R$ 203
Sales (purchase)	R$ 625	R$ 621